Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net sales	$ 584,508	$ 522,730	$ 2,175,374		$ 1,916,830		$ 1,713,390
Net sales to related parties	21,899	29,298	109,513		108,921		107,923
Related party fees			4,551
Transitional sales fees	1,837
Total net sales	608,244	552,028	2,289,438		2,025,751		1,821,313
Cost of sales	389,701	359,588	1,485,494		1,341,310		1,210,816
Gross profit	218,543	192,440	803,944		684,441		610,497
Related party license income		10,473	36,034		42,680		39,378
Operating costs and expenses:
Selling and distribution	125,938	118,987	492,130		414,724		384,512
General and administrative	50,612	35,062	167,595		136,703		139,888
Total operating costs and expenses	176,550	154,049	659,725		551,427		524,400
Operating income	41,993	48,864	180,253		175,694		125,475
Other expense:
Interest expense	4,724	1,649	9,924		9,149		10,583
Other (income) expense, net	(220)	121	957		122		377
Total other expense	4,504	1,770	10,881		9,271		10,960
Income from continuing operations before income taxes	37,489	47,094	169,372		166,423		114,515
Income tax expense	13,491	15,786	56,858	[1]	52,089	[2]	33,159	[3]
Income from continuing operations		31,308	112,514		114,334		81,356
Gain on sale of discontinued operations, net of tax			403		3,616		5,693
Income (loss) from discontinued operations, net of tax			2,056		(27,105)		(16,686)
Net income	23,998	31,308	114,973		90,845		70,363
Net (income) loss attributable to non-controlling interest			(1,279)		16,550		8,735
Net income attributable to The WhiteWave Foods Company	$ 23,998	$ 31,308	$ 113,694		$ 107,395		$ 79,098
Average common shares:
Basic	173,000,000	150,000,000	153,770,492		150,000,000		150,000,000
Diluted	173,132,917	150,000,000	153,770,497		150,000,000		150,000,000
Basic earnings (loss) per common share:
Income from continuing operations attributable to The WhiteWave Foods Company			$ 0.73		$ 0.76		$ 0.54
Net discontinued operations			$ 0.01		$ (0.04)		$ (0.01)
Net income	$ 0.14	$ 0.21	$ 0.74		$ 0.72		$ 0.53
Diluted earnings (loss) per common share:
Income from continuing operations attributable to The WhiteWave Foods Company			$ 0.73		$ 0.76		$ 0.54
Net discontinued operations			$ 0.01		$ (0.04)		$ (0.01)
Net income	$ 0.14	$ 0.21	$ 0.74		$ 0.72		$ 0.53

[1]	Excludes $0.1 million in income tax expense related to discontinued operations.
[2]	Excludes $5.5 million in income tax benefit related to discontinued operations.
[3]	Excludes $10.2 million in income tax benefit related to discontinued operations.